(front cover)
                               J.P. Morgan New York
                               Tax Exempt Bond Fund

                                 Semiannual Report
                                 January 31, 2001


--------------------------------------------------------------------------------
THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2001

PRINCIPAL AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------------------
MUNICIPALS - 95.1%
GENERAL OBLIGATIONS & HOUSE AUTHORITY - 11.1%
NEW YORK - 11.1%
           $ 3,000,000  Babylon, (Waste Facilities), 9.00%,
                           8/1/11(FGIC)                                         $       4,148,790
             7,000,000  New York, Series 1993 A-1, 5.75%, 8/1/14                        7,250,880
             4,375,000  New York, 6.00%, 3/1/07                                         4,841,944
             5,250,000  New York, Series 1996 A, 6.50%,
                           7/15/06                                                      5,912,550
             6,455,000  New York, Series 1998 A, 5.00%, 8/1/05                          6,742,118
             4,325,000  New York, Series 1999 I, 4.00%, 4/15/02                         4,351,902
             3,230,000  Yonkers, Series 1996 C, 5.50%,
                           8/1/04(AMBAC)                                                3,408,910
                                                                           --------------------------
                                                                                       36,657,094
                                                                           --------------------------
INSURED - 12.9%
NEW YORK - 12.9%
             6,895,000  Babylon Industrial Development Agency,
                           Series 2000 A, (Civic Facilities Rev.),
                           6.63%, 8/1/19(AMBAC)                                         7,832,375
             4,200,000  City University of New York, (John Jay
                           College), 5.75%, 8/15/05(MBIA IBC)                           4,537,890
             5,500,000  Metropolitan Transportation Auth.,
                           Series 1996 A, 6.25%, 4/1/11(MBIA)                           6,362,840
             1,130,000  Monroe County, 5.88%, 6/1/08(AMBAC)                             1,264,030
             2,280,000  New York State Dormitory Auth. Rev.,
                           (Columbia University), 5.25%, 7/1/07                         2,455,400
             2,530,000  New York State Dormitory Auth. Rev., (North
                           Shore University Hospital), 5.50%,
                           11/1/10(MBIA)                                                2,761,950
             2,100,000  New York State Medical Care Facilities
                           Finance Agency, Series 1994 A,
                           (N.Y. Hospital FHA Insured Mortgage),
                           6.80%, 8/15/24, Prerefunded at 102% of
                           Par(AMBAC)                                                   2,376,885
             5,000,000  New York, Series 1991 A, 3.00%,
                           8/15/02(MBIA IBC)                                            4,967,500
               750,000  New York, Series 1996 G, 5.75%,
                           2/1/06(AMBAC)                                                  812,475
             4,000,000  New York, Series 1997 I, 6.25%,
                           4/15/07(MBIA)                                                4,491,200
             4,365,000  Suffolk County, (Southwest Sewer District),
                           6.00%, 2/1/08(MBIA)                                          4,875,923
                                                                           --------------------------
                                                                                       42,738,468
                                                                           --------------------------
PREREFUNDED - 7.5%
NEW YORK - 7.5%
             5,500,000  New York City Municipal Water Finance Auth.,
                           Series 1996 B, 6.25%, 6/15/20, Prerefunded
                           at 101% of Par                                               6,192,670
             6,000,000  New York Power Auth. Rev., Series 1992 AA,
                           6.25%, 1/1/23, Prerefunded at 102% of Par                    6,276,780
             4,425,000  New York State Medical Care Facilities
                           Finance Agency, Series 1992 A, (Methodist
                           Nursing FHA), 6.70%, 8/15/23, Prerefunded
                           at 102% of Par                                               4,725,989

PRINCIPAL AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------------------

            $  485,000  New York State Medical Care Facilities
                          Finance Agency, Series 1995 F,
                          (FHA Insured Mortgage Project), 6.20%,
                          8/15/15, Prerefunded at 102% of Par                        $    525,934
             4,950,000  New York State Thruway Auth., (Local
                          Highway & Bridge), 6.45%, 4/1/15,
                          Prerefunded at 102% of Par                                    5,552,564
             1,500,000  Triborough Bridge & Tunnel Auth. Rev.,
                          Series 1992 Y, 5.90%, 1/1/07(GO of Auth.)                     1,650,795
                                                                           --------------------------
                                                                                       24,924,732
                                                                           --------------------------
PRIVATE PLACEMENT - 7.8%
ILLINOIS - 0.9%
             3,000,000  Illinois Development Finance Auth. Rev.,
                          4.65%, 8/1/28                                                 3,010,860
                                                                           --------------------------
MICHIGAN - 0.4%
             1,198,073  City of Detroit, 5.49%, 10/15/01                                1,207,322
                                                                           --------------------------
NEW JERSEY - 0.6%
             2,000,000  Trust Cultural, 4.60%, 1/1/08                                  2,021,700
                                                                           --------------------------
NEW YORK - 5.4%
            10,000,000  New York Convention Center Operating Corp.
                          Certificates of Partnership, (Yale Building
                          Acquisition), 6.50%, 12/1/04                                 10,201,500
             5,967,061  New York Office of Temporary & Disability
                          Assistance, 5.21%, 7/1/04                                     6,105,855
             1,705,764  New York State Office, 4.48%, 3/31/05                           1,707,931
                                                                           --------------------------
                                                                                       18,015,286
                                                                           --------------------------
PUERTO RICO - 0.5%
             1,428,065  Puerto Rico Commonwealth, 7.47%, 12/4/03                        1,508,180
                                                                           --------------------------
                                                                                       25,763,348
                                                                           --------------------------
REVENUE BONDS - 54.9%
ARIZONA - 1.8%
             6,000,000  Arizona Health Facilities Auth. Rev.,
                          Series 1999 A, (Catholic Healthcare
                          West), 6.13%, 7/1/09                                          5,963,160
                                                                           --------------------------
MICHIGAN - 1.5%
             5,000,000  Michigan State Hospital Finance Auth. Rev.,
                          Series 1999 B, (Ascension Health Credit),
                          5.30%, 11/15/33                                               5,109,450
                                                                           --------------------------
NEW YORK - 43.4%
             2,000,000  Islip Community Development Agency,
                          (New York Institute of Technology), 7.50%,
                           3/1/26, Prerefunded at 102% of Par                           2,361,260
            10,000,000  Long Island Power Auth., 5.00%,
                           4/1/04(MBIA)                                                10,374,299
             5,000,000  Municipal Assistance Corp. for the City of
                          New York, Series 1997 H, 6.00%, 7/1/05                        5,442,250
             3,000,000  Municipal Assistance Corp. for the City of
                          New York, Series 1999 L, 6.00%, 7/1/08                        3,369,240
             4,000,000  New York City Transitional Finance Auth.,
                          Series B, 6.13%, 11/15/14                                     4,474,160

The Accompanying Notes are an Integral Part of the Financial Statements.   1

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)
JANUARY 31, 2001

PRINCIPAL AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------------------
          $  9,000,000  New York Local Government Assistance Corp.,
                           Series 1995 A, 5.90%, 4/1/11, Prerefunded
                           at 102% of Par                                       $       9,906,570
             2,885,000  New York Mortgage Agency Rev.,
                           Series 2000-94, (Homeowner Mortgage),
                           5.35%, 4/1/23                                                2,945,498
             2,000,000  New York Power Auth. Rev., Series 1990 W,
                           6.63%, 1/1/03                                                2,112,260
             3,745,000  New York State Dormitory Auth. Rev.,
                           (Concord Nursing Home Inc.), 6.25%,
                           7/1/16(LOC: Fleet Bank N.A.)                                 3,993,294
             3,450,000  New York State Dormitory Auth. Rev.,
                           (Pratt Institute), 6.25%, 7/1/14                             3,847,233
             2,055,000  New York State Dormitory Auth. Rev.,
                           (Manhattan College), 5.50%, 7/1/09(Asset
                           Guaranty GO of University)                                   2,193,363
             1,770,000  New York State Dormitory Auth. Rev.,
                           (Manhattan College), 5.50%, 7/1/10(Asset
                           Guaranty GO of University)                                   1,885,439
             5,000,000  New York State Dormitory Auth. Rev.,
                           Series 1993 A, (State University Educational
                           Facilities), 5.25%, 5/15/15(MBIA-IBC)
                           (Asset Guaranty GO of University)                            5,320,000
             1,210,000  New York State Dormitory Auth. Rev.,
                           Series 1994 A, (University of Rochester),
                           6.50%, 7/1/06(Asset Guaranty GO of
                           University)                                                  1,360,427
             8,360,000  New York State Dormitory Auth. Rev.,
                           Series 2001 A, (New York University),
                           5.75%, 7/1/13(AMBAC)                                         9,241,980
            10,000,000  New York State Environmental Facilities Corp.,
                           (New York City Municipal Water), 5.75%,
                           6/15/10                                                     11,159,999
             5,000,000  New York State Environmental Facilities Corp.,
                           (New York City Municipal Water), 5.75%,
                           6/15/11                                                      5,594,500
             5,110,000  New York State Environmental Facilities Corp.,
                           (Pooled Loan Program), Series 2000 B,
                           5.70%, 7/15/14                                               5,565,403
             2,635,000  New York State Urban Development Corp.,
                           6.00%, 1/1/06                                                2,870,358
             3,600,000  Port Auth. of New York & New Jersey, 6.95%,
                           6/1/08                                                       3,748,752
             9,425,000  Port Auth. of New York & New Jersey,
                           120th Series, 5.75%, 10/15/07(MBIA)                         10,332,345
             8,000,000  Triborough Bridge & Tunnel Auth. Rev.,
                           Series 1992 Y, 5.50%, 1/1/17                                 8,589,120
             7,500,000  Triborough Bridge & Tunnel Auth. Rev.,
                           Series 1998 A, 5.50%, 1/1/05(FGIC)                           7,975,275
             3,690,000  Tsasc Inc., Series 1999-1, 4.80%, 7/15/06                       3,756,051
             4,175,000  Tsasc Inc., Series 1999-1, 4.88%, 7/15/07                       4,198,881
             2,690,000  Tsasc Inc., Series 1999-1, 5.00%, 7/15/08                       2,718,864
             8,140,000  Westchester County Healthcare Corp. Rev.,
                           Series 2000 B, (County Guaranteed),
                           5.25%, 11/1/12                                               8,626,121
                                                                           --------------------------
                                                                                      143,962,942
                                                                           --------------------------

PRINCIPAL AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------------------

NORTH CAROLINA - 1.6%
          $  5,000,000  North Carolina Municipal Power Agency No. 1
                          Catawba Electric Rev., Series 1999 B,
                          6.38%, 1/1/08                                             $   5,381,700
                                                                           --------------------------
PENNSYLVANIA - 1.2%
             4,000,000  Clinton County Industrial Development Auth.
                          Rev., Series 1992 A, (International Paper
                          Co.), 4.73%, 1/15/02(v)                                       4,000,000
                                                                           --------------------------
TEXAS - 5.4%
             5,000,000  Dallas-Fort Worth International Airport Facility
                          Improvement Corp. Rev., Series 2000 B,
                          (American Airlines), 6.05%, 5/1/29                            5,118,200
             5,000,000  Lubbock Health Facilities Development Corp.,
                          (St. Joseph Health Systems), 5.25%, 7/1/14                    4,990,900
             12,000,000  Texas Municipal Power Agency Rev.,
                           (Capital Appreciation), 4.62%, 9/1/10
                           (AMBAC)(y)                                                   7,749,600
                                                                           --------------------------
                                                                                       17,858,700
                                                                           --------------------------
                                                                                      182,275,952
                                                                           --------------------------
TAX ANTICIPATION NOTES - 0.9%
CALIFORNIA - 0.9%
             3,000,000  Tustin Unified School District Rev.,
                          (Community Facilities 97-1), 6.10%, 9/1/02                    3,038,760
                                                                           --------------------------
TOTAL MUNICIPALS                                                                      315,398,354
                                                                           --------------------------
   (Cost $305,225,047)

SHORT-TERM INVESTMENTS - 4.9%
INVESTMENT COMPANIES - 4.9%
            16,065,143  J.P. Morgan Institutional Tax Exempt Money
                          Market Fund*                                                 16,065,143
                                                                           --------------------------
   (Cost $16,065,143)
TOTAL INVESTMENT SECURITIES - 100.0%                                                 $331,463,497
                                                                           ==========================
   (Cost $321,290,190)

AMBAC - AMBAC Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
GO - General Obligation
IBC - Insured Bond Certificate
LOC - Letter of Credit
MBIA - MBIA Insurance Corp.
(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.
(y)  Yield to maturity
 * Affiliated money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.


2  The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

ASSETS
Investments at Value (Cost $321,290,190)                           $331,463,497
Cash                                                                   473,790
Dividend and Interest Receivable                                     3,858,214
Prepaid Trustees' Fees and Expenses                                        467
Prepaid Expenses and Other Assets                                          447
                                                                   -------------
TOTAL ASSETS                                                        335,796,415
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                    8,904,570
Advisory Fee Payable                                                    80,383
Administrative Services Fee Payable                                      6,329
Accrued Expenses and Other Liabilities                                  22,673
                                                                   -------------
TOTAL LIABILITIES                                                    9,013,955
                                                                   -------------
NET ASSETS
Applicable to Investors' Beneficial Interest                       $326,782,460
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.    3

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INVESTMENT INCOME
INCOME
Interest Income                                                     $ 7,669,422
Dividend Income from Affiliated Investment                              12,346
                                                                   -------------
   Investment Income                                                  7,681,768
                                                                   -------------
EXPENSES
Advisory Fee                                                           463,129
Administrative Services Fee                                             36,783
Custodian Fees and Expenses                                             24,440
Professional Fees and Expenses                                          21,458
Printing Expenses                                                        4,691
Fund Services Fee                                                        2,071
Trustees' Fees and Expenses                                              1,603
Administration Fee                                                         903
Miscellaneous Expenses                                                     400
                                                                   -------------
    Total Expenses                                                     555,478
                                                                   -------------
NET INVESTMENT INCOME                                                7,126,290
                                                                   -------------
REALIZED AND UNREALIZED GAIN
  NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                       3,487,935
                                                                   -------------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS                 7,037,956
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $17,652,181
                                                                   =============

4   The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2000

INCREASE IN NET ASSETS                                                2001                  2000

FROM OPERATIONS
Net Investment Income                                         $    7,126,290          $  12,523,847
Net Realized Gain (Loss) on Investment Transactions                3,487,935            (3,934,965)
Change in Net Unrealized Appreciation
  (Depreciation) on Investments                                    7,037,956              3,738,355
                                                             ------------------    ------------------
    Net Increase in Net Assets Resulting from Operations          17,652,181             12,327,237
                                                             ------------------    ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                     85,909,669             90,169,287
Withdrawals                                                      (74,744,160)          (81,529,772)
                                                             ------------------   ------------------
    Net Increase from Transactions in
      Investors' Beneficial Interest                              11,165,509              8,639,515
                                                             ------------------   ------------------
    Total Increase in Net Assets                                  28,817,690             20,966,752
                                                             ------------------   ------------------
NET ASSETS
Beginning of Period                                              297,964,770            276,998,018
                                                             ------------------    ------------------
End of Period                                                   $326,782,460           $297,964,770
                                                             ==================    ==================

SUPPLEMENTARY DATA
                                   FOR THE SIX
                                  MONTHS ENDED     FOR THE      FOR THE FOUR        FOR THE YEARS ENDED MARCH 31
                                JANUARY 31, 2001  YEAR ENDED    MONTHS ENDED   -------------------------------------
                                   (UNAUDITED)   JULY 31, 2000  JULY 31, 1999    1999     1998      1997      1996
                              --------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
    Net Expenses                   0.36%(a)         0.36%         0.40%(a)       0.38%     0.40%    0.43%     0.44%
    Net Investment Income          4.62%(a)         4.52%         4.10%(a)       4.26%     4.62%    4.75%     4.72%
Portfolio Turnover                  52%(b)           86%            8%(b)         44%        51%      35%      41%

(a) Annualized
(b) Not annualized


The Accompanying Notes are an Integral Part of the Financial Statements.    5

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED
--------------------------------------------------------------------------------

JANUARY 31, 2001

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The New York Tax Exempt Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a Trust under the laws of the State of New York on June 16, 1993. The Portfolio commenced operations on April 11, 1994. The Portfolio's investment objective is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. The Portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. At a meeting on November 12, 1998, the Trustees elected to change the Portfolio's fiscal year end from March 31 to July 31.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   SECURITY VALUATIONS--Fixed income securities, (other than convertible bonds), with a maturity of 60 days or more held by Funds other than money market funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.30% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI"). The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained FDI, a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $400.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the six months ended January 31, 2001, the Portfolio purchased $176,847,148 of investment securities and sold $156,321,132 of investment securities other than short-term investments.

--------------------------------------------------------------------------------
4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements, which are included elsewhere in this report.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

--------------------------------------------------------------------------------
6. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's Advisor, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's Advisor.

NOTES
--------------------------------------------------------------------------------

[back cover]

J.P. MORGAN FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Emerging Market Debt Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Select Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Select Shares
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       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Tax Aware Small Company  Opportunities Fund:
           Select Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Select Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       U.S. Small Company Opportunities Fund
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       Emerging Markets Equity Fund
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       European Equity Fund
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       Global 50 Fund: Select Shares
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       Global Healthcare Fund:
           Select Shares
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       International Equity Fund
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       International Opportunities Fund
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       For more information on the J.P. Morgan
           Funds, call J.P. Morgan Funds
           Services  at (800) 521-5411.
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Morgan Guaranty Trust Company                                     MAILING
500 Stanton Christiana Road                                     INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24965    0102